Changes in Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Changes in Stockholders’ Equity

Note 11 – Changes in Stockholders’ Equity

Class A Common Stock

The Company has 100,000,000 authorized shares of $0.001 par value Class A common stock, and 13,839,169 and 11,339,169 shares were issued and outstanding as of June 30, 2026, and December 31, 2025, respectively.

On May 11, 2026, a total of 250,000 shares of Class B Common Stock were converted into 2,500,000 shares of Class A common stock according to the terms of the Company’s Certificate of Incorporation.

On June 16, 2025, the Board of Directors of the Company appointed Priya Prasad, the Company’s CFO and COO, as interim CEO. The Company agreed to pay Ms. Prasad an interim CEO allowance of $6,100 per month, and award 122,000 shares of Class A common stock, which vest upon milestones being met as determined by the Board, including appointment of a permanent CEO, retention of key staff, stabilization of client relationships and adoption of an updated strategic plan for the Company. As of June 30, 2026, the Board has not approved the milestones being met, and accordingly, no stock-based compensation expense has been recognized related to this award.

On July 1, 2025, the Company entered into a consulting agreement with a former member of the Board of Directors for services related to developing a new strategic plan for the Company and identifying and hiring a new CEO. The agreement was in effect through December 31, 2025, and the Company awarded 25,000 restricted stock units (“RSU’s”) of the Company’s Class A common stock to the consultant. As of December 31, 2025, the Board determined that achievement of the milestones was completed, however, no options were issued and stock-based compensation expense has been recognized related to this award.

On August 13, 2025, the Company appointed a new director to the Board of Directors of the Company. In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock in the form of stock options as of December 31, 2025. As of December 31, 2025, a grant date had not been established as the terms of the award had not been finalized.

During the six months ended June 30, 2026, the Company recognized stock-based compensation expense of $43,445 related to the amortization of restricted stock unit awards granted to employees and consultants.

Additionally, the Company recognized $994 of stock-based compensation expense related to the amortization of Class A common stock options issued for services.

During the six months ended June 30, 2025, two investors exercised 23,125 warrants to purchase Class A Common stock pursuant to which the Company received cash proceeds of $14,800.

On January 15, 2025, a total of 233,334 shares of Class B Common Stock previously held by the Company’s Executive Chairman and President, Sandeep Allam, upon his passing, automatically converted into 2,333,340 shares of Class A common stock according to the terms of the Company’s Certificate of Incorporation.

During the six months ended June 30, 2025, the Company issued 3,500 shares of Class A common stock to several employees in exchange for services rendered. The Company recognized stock-based compensation expense equal to the fair value of the shares on the grant date.

During the six months ended June 30, 2025, the Company recognized expense of $30,255 related to common stock options. Additionally, the Company recognized $23,812 of stock-based compensation expense related to the amortization of Class A common stock options issued for services.

Class A Common Stock Warrants

The following is a summary of activity of outstanding stock warrants:

		Weighted Average
	Number of Shares	Exercise Prices
Balance, December 31, 2025	8,172,842	$1.79
Warrants granted	-	-
Warrants expired	(3,180,000)	(0.64)
Warrants cancelled	-	-
Balance, June 30, 2026	4,992,842	$2.52
Exercisable, June 30, 2026	4,992,842	$2.52

The warrants had a weighted average remaining life of 2.86 years and no intrinsic value as of June 30, 2026.

Convertible Class B Common Stock

The Company has 5,000,000 authorized shares of $0.001 par value convertible Class B common stock and had 600,000 shares issued and outstanding as of December 31, 2025, as retrospectively applied, pursuant to the Company’s subsequent recapitalization in 2022 and effective as of May 3, 2022, whereby the founders exchanged their 83,334 Founders Shares for 833,334 shares of convertible Class B common stock.

On May 11, 2026, a total of 250,000 shares of Class B Common Stock were converted into 2,500,000 shares of Class A common stock according to the terms of the Company’s Certificate of Incorporation.

As of June 30, 2026, and December 31, 2025, the Company had 350,000 and 600,000 Class B common stock shares were issued and outstanding, respectively.

Note 11 – Changes in Stockholders’ Equity

Class A Common Stock

The Company has 100,000,000 authorized shares of $0.001 par value Class A common stock, and 11,339,169 shares were issued and outstanding as of December 31, 2025.

During the year ended December 31, 2025, two investors exercised 23,125 warrants to purchase Class A Common stock pursuant to which the Company received cash proceeds of $14,800.

On January 15, 2025, a total of 233,334 shares of Class B Common Stock previously held by the Company’s Executive Chairman and President, Sandeep Allam, upon his passing, automatically converted into 2,333,340 shares of Class A common stock according to the terms of the Company’s Certificate of Incorporation.

During the year ended December 31, 2024, two investors exercised 130,789 warrants to purchase Class A Common stock pursuant to which the Company received cash proceeds of $850,129.

During the year ended December 31, 2024, the Company issued 50,000 shares pursuant to the restricted stock award from November 2023. These shares vest quarterly over a one-year period. The Company recognized expense of $56,625 for these awards and expects to recognize an additional $10,753 through the end of the vesting period.

On September 11, 2024, the Company completed a public offering of an aggregate of (i) 3,203,125 shares of Class A common stock of the Company, par value $0.001 per share (the “Common Stock”), (ii) eighteen-month warrants (the “Series A Warrants”) to purchase up to an aggregate of 3,203,125 shares of Common Stock at an exercise price of $0.64 per share, and (iii) five-year warrants (the “Series B Warrants” and, together with the Series A Warrants, the “Warrants”) to purchase up to an aggregate of 3,203,125 shares of Common Stock at an exercise price of $0.64 per share, at an offering price of $0.64 per share of Common Stock and related Warrants, for aggregate gross proceeds of $2,050,000.00. The Company issued to Rodman or its designees warrants to purchase up to an aggregate of 160,156 shares of Common Stock, at an exercise price of $0.80 per share and an expiration date of September 11, 2029. The Company received net cash proceeds of $1,619,021 after offering expenses. The Series A Warrants expire 18 months from the date of the offering, and the Series B Warrants expire on September 11, 2029.

The estimated fair value of the warrants issued in connection with the public offering was estimated using a Black-Scholes option pricing model and the following assumptions: 1) dividend yield of 0%; 2) risk-free rate of 3.45% to 3.62%; 3) volatility of 127% to 138%; 4) a common stock price of $0.80, and 5) a contractual term of 1.5 to 5 years. The fair value of the Class A Warrants was $1,677,768, the estimated fair value of the Class B Warrants was $2,235,055 and the estimated fair value of the underwriter warrants was $109,728. The fair value of the warrants was recognized as a cost of capital related to the public offering.

On October 18, 2024, the Company received a Notice from Nasdaq Stock Market LLC (“Nasdaq”) indicating that the bid price for its Class A common stock, for the last 30 consecutive business days for the last thirty consecutive business days, had closed below the minimum $1.00 per share and, as a result, the Company was not in compliance with the $1.00 minimum bid price requirement (the “Minimum Bid Price Requirement”) for the continued listing on the Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2).

On April 11, 2025, the Company voluntarily delisted its Class A common stock from the Nasdaq Capital Market. Our common stock is listed on The OTC QB Market.

On June 13, 2025, the Board of Directors of Syra Health Corp. (the “Company”) approved the termination for cause of the employment agreement between Deepika Vuppalanchi, the Company’s CEO.

On June 16, 2025, the Board of Directors of the Company appointed Priya Prasad, the Company’s CFO and COO, as interim CEO. The Company agreed to pay Ms. Prasad an interim CEO allowance of $6,100 per month, and award 122,000 shares of Class A common stock, which vest upon milestones being met as determined by the Board, including appointment of a permanent CEO, retention of key staff, stabilization of client relationships and adoption of an updated strategic plan for the Company. As of December 31, 2025, the Board determined that achievement of the milestones was not probable, and accordingly, no stock-based compensation expense has been recognized related to this award.

On July 1, 2025, the Company entered into a consulting agreement with a former member of the Board of Directors for services related to developing a new strategic plan for the Company and identifying and hiring a new CEO. The agreement is in effect through December 31, 2025, and the Company awarded 25,000 restricted stock units (“RSU’s”) of the Company’s Class A common stock to the consultant. As of December 31, 2025, the Board determined that achievement of the milestones was completed, however, no options were issued and stock-based compensation expense has been recognized related to this award.

On August 13, 2025, the Company appointed a new director to the Board of Directors of the Company. In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock in the form of stock options as of December 31, 2025. As of December 31, 2025, a grant date had not been established as the terms of the award had not been finalized.

During the year ended December 31, 2025, the Company issued 3,500 shares of Class A common stock to several employees in exchange for services rendered. The Company recognized stock-based compensation expense equal to the fair value of the shares on the grant date.

During the year ended December 31, 2025, the Company recognized stock-based compensation expense of $60,056 related to the amortization of stock options granted to employees and consultants.

Additionally, the Company recognized $38,498 of stock-based compensation expense related to the amortization of Class A common stock options issued for services.

Class A Common Stock Warrants

The following is a summary of activity of outstanding stock warrants:

		Weighted Average
	Number of Shares	Exercise Prices
Balance, December 31, 2024	8,195,967	$1.78
Warrants granted	-	-
Warrants exercised	(23,125)	0.64
Warrants cancelled	-	-
Balance, December 31, 2025	8,172,842	$1.79
Exercisable, December 31, 2025	8,172,842	$1.79

The warrants had a weighted average remaining life of 2.16 years and no intrinsic value as of December 31, 2025.

Convertible Class B Common Stock

The Company has 5,000,000 authorized shares of $0.001 par value convertible Class B common stock and had 600,000 shares issued and outstanding as of December 31, 2025, as retrospectively applied, pursuant to the Company’s subsequent recapitalization in 2022 and effective as of May 3, 2022, whereby the founders exchanged their 83,334 Founders Shares for 833,334 shares of convertible Class B common stock.

On January 15, 2025, a total of 233,334 shares of Class B Common Stock previously held by the Company’s Executive Chairman and President, Sandeep Allam, automatically converted into 2,333,340 shares of Class A common stock according to the terms of the Company’s Certificate of Incorporation